COMMITMENTS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 18, 2022	May 31, 2023	Nov. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Payment for fees		$ 5,000,000
First Earnout Period [Member]
Subsidiary, Sale of Stock [Line Items]
Revenue recognized		12,000,000
Second Earnout Period [Member]
Subsidiary, Sale of Stock [Line Items]
Revenue recognized		$ 20,000,000
Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares		9,200,000
Share price		$ 10.00
Aggregate value		$ 92,000,000
Conversion of shares		1,000,000
Class A Ordinary Shares [Member] | First Earnout Period [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares		800,000
Share price		$ 10.00
Aggregate value		$ 8,000,000
Class B Ordinary Shares [Member] | First Earnout Period [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares		1,000,000
Share price		$ 10.00
Aggregate value		$ 10,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	11,500,000
Percentage of cash underwritng commission		1.00%	1.00%
Proceeds from Initial Public Offering		$ 1,150,000	$ 1,150,000
Percentage of underwriting deferred Commission		3.50%	3.50%
Gross proceeds from Initial Public Offering		$ 4,025,000	$ 4,025,000
Share price		$ 10.20	$ 10.20